Fair Value Measurement - Summary of fair value, assets and liabilities measured on recurring basis (Details) - Dec. 31, 2022 - Recurring ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair value of net assets
Short-term investments	¥ 111,353	$ 16,145
Total	111,353	$ 16,145
Significant Other Observable Inputs (Level 2)
Fair value of net assets
Short-term investments	111,353
Total	¥ 111,353